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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 12b-25

                        NOTIFICATION OF LATE FILING
[X] Form 10-KSB  [_] Form 20-F   [_] Form 11-K  [_] Form 10-QSB  [_] Form N-SAR

For Period Ended:   June 30, 2001
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                [_] Transition Report on Form 10-K
                [_] Transition Report on Form 20-F
                [_] Transition Report on Form 11-K
                [_] Transition Report on Form 10-Q
                [_] Transition Report on Form N-SAR
                For the Transition Period Ended: ________________________

  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I - REGISTRANT INFORMATION

Ballistic Ventures, Inc.
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Full Name of Registrant


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Former Name if Applicable

1283 Crossfield Bend
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Address of Principal Executive Office (STREET AND NUMBER)

Mississauga, Ontario, Canada  L5G 3P5
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City, State and Zip Code


PART II   RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

  X   (a)  The reasons described in reasonable detail in Part III of this form
 ---       could not be eliminated without unreasonable effort or expense;

  X   (b)  The subject annual report, semi-annual report, transition report on
 --- Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly

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           report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

      (c)  The accountant's statement or other exhibit required by Rule
 ---       12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

The issuer requires additional time to complete its financial statements.



PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

             Eric Pinkney                 905                 891-0207
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               (Name)                 (Area Code)        (Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such reports been filed? If answer is no, identify report(s). X Yes ___ No
                             ---

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
     thereof?  ___ Yes   X  No
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     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                           Ballistic Ventures, Inc.
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                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 28, 2001                By /s/ Eric Pinkney
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                                        Eric Pinkney
                                        President